Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Income
Interest income	$ 4,118	$ 142	$ 726
Total financial income	4,118	142	726
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs/premium and discount	15,936	20,286	22,876
Interest expense on loans	119,339	82,325	93,860
Interest expense on bonds and realized loss on CCSs	33,788	34,766	35,891
Interest expense on leases	13,639	10,269	9,921
Loss arising on bond repurchases at a premium			1,937
Other financial costs, net	1,973	19,309	796
Total financial costs	$ 184,675	166,955	$ 165,281
Legal and professional fees related to the Transaction		$ 15,718